Debt Obligations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
2010 Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Interest expense	$ 31,732	$ 32,699	$ 94,255	$ 136,702